Operating leases	12 Months Ended
Mar. 31, 2018
Disclosure of operating lease by lessee [Abstract]
Disclosure Of Operating Lease By Lessee Explanatory
27. Operating leases

The Company has leased offices and vehicles under various operating lease agreements that are renewable on a periodic basis at the option of both the lessor and the lessee. Rental expense under these leases was Rs.787, Rs.751 and Rs.819 for the years ended March 31, 2018, 2017 and 2016, respectively.

The schedule of future minimum rental payments in respect of non-cancellable operating leases is set out below:

	As of March 31,
	2018		2017		2016
Less than one year	Rs.	496	Rs.	383	Rs.	396
Between one and five years		1,144		961		1,185
More than five years		289		366		663
	Rs.	1,929	Rs.	1,710	Rs.	2,244

During the year ended March 31, 2014, the Company entered into a non-cancellable operating lease for an office and laboratory facility in the United States. The future minimum rental payments in respect of this lease are Rs.945 (U.S.$14) and Rs.904 (U.S.$14) as of March 31, 2018 and 2017, respectively.